New Standards, Interpretations and Amendments Adopted By The Group	12 Months Ended
Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
NOTE 3:-	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP

1.	Amendments to IFRS 10 and IAS 28 regarding sale or transfer of assets between an investor and its associate or joint venture:

In September 2014, the IASB issued amendments to IFRS 10 and IAS 28 (which we refer to as the Amendments) regarding the accounting treatment of the sale or transfer of assets (an asset, a group of assets or a subsidiary) between an investor and its associate or joint venture. According to the Amendments, when an investor loses control of a subsidiary or a group of assets that are not a business in a transaction with its associate or joint venture, the gain will be partially eliminated such that the gain to be recognized is the gain from the sale to the other investors in the associate or joint venture. According to the Amendments, if the remaining rights held by the investor represent a financial asset as defined in IFRS 9, the gain will be recognized in full. If the transaction with an associate or joint venture involves loss of control of a subsidiary or a group of assets that are a business, the gain will be recognized in full. The Amendments are to be applied prospectively. A mandatory effective date has not yet been determined by the IASB, but early adoption is permitted.

2.	IFRS 3, "Business Combinations":

In October 2018, the IASB issued an amendment to the definition of a "business" in IFRS 3, "Business Combinations" ("the Amendment"). The Amendment is intended to assist entities in determining whether a transaction should be accounted for as a business combination or as an acquisition of an asset.

The Amendment consists of the following:

1.	Clarification that to meet the definition of a business, an integrated set of activities and assets must include, as a minimum, an input and a substantive process that together significantly contribute to the ability to create output.
2.	Removal of the reference to the assessment whether market participants are capable of acquiring the business and continuing to operate it and produce outputs by integrating the business with their own inputs and processes.
3.	Introduction of additional guidance and examples to assist entities in assessing whether the acquired processes are substantive.
4.	Narrowing the definitions of "outputs" and "business" by focusing on goods and services provided to customers.
5.	Introducing an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The Amendment is to be applied prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020, with earlier application permitted.

3.	Amendments to IFRS 9, IFRS 7 and IAS 39:

In September 2019, the IASB published an amendment to IFRS 9, "Financial Instruments", IFRS 7, "Financial Instruments: Disclosures" and IAS 39," Financial Instruments: Recognition and Measurement" ("the Amendment").

In view of global regulatory changes, numerous countries have considered introducing a reform in the benchmark Interbank Offered Rates ("IBORs") (LIBOR, the London Interbank Offered Rate, being one of the most common examples) and switching to a risk-free interest rate alternative ("RFRs") which extensively rely on data of specific transactions. The IBOR reform leads to uncertainty regarding the dates and amounts to be attributed to future cash flows relating to both hedging instruments and hedged items that rely on existing IBORs.

According to the existing accounting guidance of IFRS 9 and IAS 39, entities that have entered into the above hedges are facing uncertainty as a result of the IBOR reform which is likely to affect their ability to continue meeting the effective hedging requirements underlying existing transactions as well as the hedging requirements of future transactions. In order to resolve this uncertainty, the IASB issued the Amendment to offer transitional reliefs for entities that apply IBOR-based hedge accounting. The Amendment represents phase one in the reform that will include additional amendments in the future.

The Amendment also permits certain reliefs in applying the hedge accounting effectiveness tests during the period of transition from IBORs to RFRs. These reliefs assume that the benchmark interest underlying the hedge will not change as a result of the expected interest reform. The reliefs will be effective indefinitely, until the occurrence of one of the events specified in the Amendment. The Amendment also requires entities to provide specific disclosures of the application of any reliefs.

The Amendment is to be applied retrospectively for annual periods beginning on or after January 1, 2020. Early adoption is permitted. The Group believes that the adoption of the Amendment will not have an effect on its consolidated financial statements since its subsidiaries do not enter into substantial IBOR-based hedges.

4.	Amendments to IAS 1, "Presentation of Financial Statements":

In January 2020, the IASB issued several amendments to IAS 1, "Presentation of Financial Statements" ("the Amendments") in order to clarify the criteria for determining the classification of liabilities as current or non-current.

The Amendments include the following clarifications:

●	Clarification of the definition of the right to defer settlement of a liability.
●	Clarification that only the rights an entity has at the end of the reporting period can determine whether it has the right to defer settlement of the liability.

●	Clarification of the means that can be used to settle a liability other than by transfer of cash (such as by transfer of equity instruments).

The Amendments are to be applied retrospectively effective for annual periods beginning on or after January 1, 2022, with earlier application permitted.

The Group estimates that the Amendments will not have a material effect on its financial statements.